INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Inventories

	As of December 31,
	2025	2024
Raw materials	$14,670	$23,337
Semi-finished goods	1,545	2,667
Merchandise	12,661	18,968
	$28,876	$44,972